Premises and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2017 and 2016 are listed below:

	2017	2016
	(dollars in thousands)
Land	$3,150	$3,215
Building and improvements	12,504	12,882
Furniture and equipment	10,255	9,209
Total fixed assets	25,909	25,306
Less accumulated depreciation	11,181	11,133
Net fixed assets	$14,728	$14,173

Depreciation expense was $857,000 for the year ended December 31, 2017 compared to $1.0 million and $908,000 for the comparable periods of 2016 and 2015, respectively.